Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, plant and equipment
The composition and movements in 2023 and 2022 of the items comprising net "Property, plant and equipment" were as follows:

2023
Millions of euros	Balance at 12/31/2022	Additions(1)	Depreciation	Disposals	Impairments	Transfers and others	Translation differences and hyperinflation adjustments	Balance at 12/31/2023
Land and buildings	2,641	21	(206)	(21)	—	145	(64)	2,516
Plant and machinery	18,165	1,123	(3,650)	(14)	—	2,399	(76)	17,947
Furniture, tools and other items	576	136	(199)	4	—	112	(11)	618
PP&E in progress	2,332	2,420	—	(38)	(3)	(2,826)	(22)	1,863
Total PP&E	23,714	3,700	(4,055)	(69)	(3)	(170)	(173)	22,944
(1) Total additions of property, plant and equipment in 2023 amounted to 3,741 million euros, including the additions corresponding to companies held for sale during the annual reporting period (see Note 2).

2022
Millions of euros	Balance at 12/31/2021	Additions	Depreciation	Disposals	Impair-ments	Transfers and others	Translation differences and hyperinflation adjustments	Business combi-nations	Balance at 12/31/2022
Land and buildings	2,660	25	(216)	(22)	(12)	104	97	5	2,641
Plant and machinery	17,752	1,323	(3,707)	(28)	(43)	1,908	933	27	18,165
Furniture, tools and other items	552	74	(210)	(1)	(1)	132	26	4	576
PP&E in progress	1,761	2,867	—	(12)	(3)	(2,353)	71	1	2,332
Total PP&E	22,725	4,289	(4,133)	(63)	(59)	(209)	1,127	37	23,714
Telefónica Spain's investments in property plant and equipment in 2023 and 2022 amounted to 1,092 and 1,288 million euros, respectively, focused on continuing the deployment of the fiber optic network to achieve the goal of decommissioning the legacy copper network. Likewise, investment in 4G network capacity continues, as well as the development of the 5G network.
Telefónica Germany's investments in property, plant and equipment in 2023 and 2022 amounted to 747 and 854 million euros, respectively. The strong progress in the network modernization continues, specially 5G rollout. The transformation of the transport network continued in 2023, as well as the maintenance of the focus in the evolution of the radical transformation of business support systems.
Telefónica Brazil's investments in property, plant and equipment in 2023 and 2022 amounted to 1,130 and 1,277 million euros, respectively. The investments were mainly dedicated to extending the capacity of the 4G mobile networks, improving quality, absorbing traffic growth and preparing the preparing the network for 5G, as well as a massive rollout of 5G in the 3,500MHz band.
Telefónica Hispam's investments in property, plant and equipment in 2023 and 2022 amounted to 586 and 732 million euros, respectively. Investments continued to focus on the improvement of the mobile networks (with the expansion of the coverage and capacity reinforcement), as well as on the deployment of fiber.
"Transfers and others" in 2023 includes the reclassifications of fiber optic assets in Peru amounted to 163 million euros to "Non-current assets and disposal groups held for sale" of the statement of financial position (see Note 30).
"Impairments" in 2022 included an impairment loss related to assets of Telefónica Argentina, amounting to 56 million euros.
"Business combinations" in 2022 mainly corresponded to the acquisition of property, plant and equipment of Oi, the Incremental Group and the BE-terna Group amounting to 29, 1 and 6 million euros (see Note 5), respectively.
In 2022, there was an increase in the depreciation of property, plant and equipment amounted to 8 million euros (47 million euros in 2021) due to the reduction in the useful lives of certain assets of Telefónica México as a result of the transformation of the operating model announced in November 2019.
The effect of translating into euros of property, plant and equipment of the Group's companies in Argentina and Venezuela, together with the effect of the hyperinflation adjustments (see Note 3.a), is shown in the column "Translation differences and hyperinflation adjustments".
Telefónica Group companies purchased insurance policies to reasonably cover the possible risks to which their property, plant and equipment used in operations are subject, with suitable limits and coverage. Additionally, as part of its commercial activities and network deployment, the Group maintains several property acquisition commitments. The timing of scheduled payments in this regard is disclosed in Note 26.
The gross cost, accumulated depreciation and impairment losses of property, plant and equipment at December 31, 2023 and 2022 were as follows:

Balance at December 31, 2023
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	8,689	(6,116)	(57)	2,516
Plant and machinery	88,224	(70,001)	(276)	17,947
Furniture, tools and other items	5,190	(4,558)	(14)	618
PP&E in progress	1,877	—	(14)	1,863
Total PP&E	103,980	(80,675)	(361)	22,944

Balance at December 31, 2022
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	9,097	(6,375)	(81)	2,641
Plant and machinery	91,319	(72,742)	(412)	18,165
Furniture, tools and other items	5,157	(4,566)	(15)	576
PP&E in progress	2,343	—	(11)	2,332
Total PP&E	107,916	(83,683)	(519)	23,714